Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2017
Discontinued Operations And Disposal Groups [Abstract]
Schedule of Discontinued Operations
b.	The following is the detail of discontinued operations:

	Year ended March 31,
	2017	2016	2015
Sales, net	$—	$—	$—
Cost of sales	(172)	(178)	(276)
Gross loss	(172)	(178)	(276)
Operating expenses:
Research and development	—	(18)	(2)
Selling, marketing, general and administrative	(142)	(141)	(167)
Operating loss	(314)	(337)	(445)
Financial (expenses) income, net	(67)	65	(347)
Other income, net	29	36	2
Loss before income taxes	(352)	(236)	(790)
Tax benefit (expense)	—	—	3
Net loss from discontinued operations	$(352)	$(236)	$(787)